Condensed Consolidated Statements of Changes in Equity (Unaudited) (USD $) In Thousands, unless otherwise specified	Total	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Contingent Class A Common Stock	Treasury Stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non Controlling Interest in Subsidiaries
Balance at Dec. 31, 2008	$ 341,202	$ 617	$ 301	$ 271,161		$ (81,845)	$ 1,958	$ (3,942)	$ 152,952
Comprehensive income:
Consolidated net income	40,813						20,025		20,788
Other comprehensive (loss) income, net of tax:
Change in cumulative translation adjustment	3,178							3,013	165
Unrealized (loss) gain on securities available for sale	592							893	(301)
Comprehensive income	44,583						20,025	3,906	20,652
Equity-based compensation	12,134	8		12,126
Dividends to stockholders	(24,171)						(24,171)
Earnings distributions to limited partnership interests	(32,700)								(32,700)
Issuance of Class A common stock upon exchange of founding/working partner units	12,200	44		9,606					2,550
Cantor purchase of Cantor units from BGC Holdings upon redemption of founding/working partner units	195								195
Repurchase of Class A common stock	(7,911)					(7,911)
Re-allocation of equity due to additional investment by founding/working partners	(11,434)								(11,434)
Conversion of Class B common stock to Class A common stock		37	(37)
Other	(20)	1		(12)			17		(26)
Balance at Dec. 31, 2009	334,078	707	264	292,881		(89,756)	(2,171)	(36)	132,189
Comprehensive income:
Consolidated net income	45,372						21,162		24,210
Other comprehensive (loss) income, net of tax:
Change in cumulative translation adjustment	(1,149)							(709)	(440)
Unrealized (loss) gain on securities available for sale	(337)							(232)	(105)
Comprehensive income	43,886						21,162	(941)	23,665
Equity-based compensation	7,732	8		7,724
Dividends to stockholders	(42,606)						(42,606)
Grant of exchangeability to limited partnership units	28,721								28,721
Earnings distributions to limited partnership interests	(45,192)								(45,192)
Issuance of Class A common stock upon exchange of founding/working partner units	16,323	52		10,644					5,627
Cantor purchase of Cantor units from BGC Holdings upon redemption of founding/working partner units	8,031								8,031
Cantor exchange of Cantor units for Class A common stock		37		6,144					(6,181)
Issuance of Class A common stock (net of costs) upon exchange/redemption of limited partnership units	229	45		26,439					(26,255)
Issuance of Class A common stock (net of costs)	15,160	26		15,134
Redemption of founding/working partner units	(10,292)								(10,292)
Repurchase of Class A common stock	(19,871)					(19,871)
Capital contribution by founding/working partners with respect to Charity Day	7,403			7,403
Re-allocation of equity due to additional investment by founding/working partners	(21,681)								(21,681)
Proceeds from exercise of stock options, net of tax	463			463
Conversion of Class B common stock to Class A common stock		6	(6)
Issuance of contingent Class A common stock and limited partnership units for acquisitions	6,737				3,171				3,566
Other	2,735			(5)			(1)		2,741
Balance at Dec. 31, 2010	331,856	881	258	366,827	3,171	(109,627)	(23,616)	(977)	94,939
Comprehensive income:
Consolidated net income	38,360						20,137		18,223
Other comprehensive (loss) income, net of tax:
Change in cumulative translation adjustment	(3,979)							(3,471)	(508)
Unrealized (loss) gain on securities available for sale	671							696	(25)
Comprehensive income	35,052						20,137	(2,775)	17,690
Equity-based compensation	8,721	19		4,337					4,365
Dividends to stockholders	(77,244)						(77,244)
Grant of exchangeability to limited partnership units	111,887	123		79,928					31,836
Earnings distributions to limited partnership interests	(69,816)								(69,816)
Issuance of Class A common stock (net of costs)	26,765	39		14,774					11,952
Issuance of Class A common stock upon exchange of Cantor units		90		8,317					(8,407)
Issuance of Class B common stock upon exchange of Cantor units			90	8,317					(8,407)
Redemption of founding/working partner units	(926)			(395)					(531)
Repurchase of Class A common stock	(392)					(243)			(149)
Capital contribution by founding/working partners with respect to Charity Day	8,176			5,130					3,046
Re-allocation of equity due to additional investment by founding/working partners	(6,121)								(6,121)
Purchase of capped call, net of tax	(9,911)			(6,219)					(3,692)
Equity component of convertible debt, net of tax	16,053			10,073					5,980
Acquisition of CantorCO2e, L.P.	(2,000)			(1,255)					(745)
Issuance of contingent Class A common stock for acquisitions	26,778			236	16,962				9,580
Newmark noncontrolling interest	14,384								14,384
Other	1,436			(701)			(3)		2,140
Balance at Dec. 31, 2011	414,698	1,152	348	489,369	20,133	(109,870)	(80,726)	(3,752)	98,044
Comprehensive income:
Consolidated net income	11,710						8,189		3,521
Other comprehensive (loss) income, net of tax:
Change in cumulative translation adjustment	1,720							1,397	323
Unrealized (loss) gain on securities available for sale	41							33	8
Comprehensive income	13,471						8,189	1,430	3,852
Equity-based compensation	1,508	7		785					716
Dividends to stockholders	(23,585)						(23,585)
Grant of exchangeability to limited partnership units	26,811	34		13,378					13,399
Earnings distributions to limited partnership interests	(29,841)								(29,841)
Cantor purchase of Cantor units from BGC Holdings upon redemption of founding/working partner units	2,596								2,596
Issuance of Class A common stock (net of costs)	19,113	29		12,460					6,624
Issuance of Class A common stock upon purchase of notes receivable	3,055	5		1,991					1,059
Redemption of founding/working partner units	(3,422)			(2,234)					(1,188)
Repurchase of Class A common stock	(337)					(220)			(117)
Re-allocation of equity due to additional investment by founding/working partners	(144)								(144)
Issuance of contingent Class A common stock and limited partnership units for acquisitions		1		369	(370)
Newmark noncontrolling interest	(629)			(882)					253
Other	(168)			(109)					(59)
Balance at Mar. 31, 2012	$ 423,126	$ 1,228	$ 348	$ 515,127	$ 19,763	$ (110,090)	$ (96,122)	$ (2,322)	$ 95,194